Purchases and other expenses - Broadcasting rights and equipment inventories - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Document Information [Line Items]
Inventories	€ 814	€ 906	€ 965	€ 827
Gross carrying amount [member]
Document Information [Line Items]
Handset inventories	485	534	678
Other products/services sold	75	78	41
Available broadcasting rights	93	89	73
Other supplies	223	270	242
Inventories	874	970	1,034
Accumulated impairment [member]
Document Information [Line Items]
Inventories	€ (60)	€ (63)	€ (69)